Condensed Consolidated Statements of Cash Flows (Q2) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Net loss	$ (343,967,700)	$ (22,978,400)
Adjustments to reconcile net income / (loss) to net cash used in operating activities:
Non-cash interest expense on debt	2,659,800	22,630,600
Change in fair value of derivative liability	225,916,000	(7,271,100)
Depreciation	9,300	33,300
Loss on extinguishment of debt	542,300	0
Stock based compensation	84,588,000	0
Non-cash charge for operating lease	(7,900)	3,200
Prepaid expenses and other current assets	(5,269,100)	6,000
Accounts Receivable	63,400	94,500
Unearned Revenue	(1,488,500)	0
Accounts payable	6,200,100	111,000
Net cash used in operating activities	(30,754,300)	(7,370,900)
Cash flows used in investing activities
Purchases of property and equipment	(2,141,900)	(2,200)
Net cash provided by (used in) investing activities	(2,141,900)	(2,200)
Cash flows provided by financing activities
Proceeds from convertible promissory notes	47,455,000	0
Proceeds from merger	233,017,500	0
Proceeds from warrant conversion	93,805,400	0
Net cash provided by financing activities	374,277,900	0
Net change in cash and cash equivalents	341,381,700	(7,373,100)
Cash and cash equivalents, beginning of period	2,572,700	9,808,400
Cash and cash equivalents, end of period	343,954,400	2,435,300
Supplemental disclosure of cash flow information
Cash paid for interest	0	0
Cash paid for taxes	1,897,700	0
Non cash investing and financing activities
Shares issued for conversion of convertible notes	350,426,000	0
Operating lease assets obtained in exchange for operating lease obligations	$ 542,300	$ 0